OTHER FINANCIAL LIABILITIES, INCLUDING BUSINESS COMBINATIONS AND CONTINGENT CONSIDERATION	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Risk Management [Abstract]
OTHER FINANCIAL LIABILITIES, INCLUDING BUSINESS COMBINATIONS AND CONTINGENT CONSIDERATION	OTHER FINANCIAL LIABILITIES, INCLUDING BUSINESS COMBINATIONS AND CONTINGENT CONSIDERATION
Other Financial Liabilities:

Amounts in $ ‘000	2021	2020
Current
Contingent consideration	—	25,000
Total current	—	25,000

Non-current
Financial guarantee contracts	165	212
Total non-current	165	212
Total	165	25,212
In 2016 Pharming completed the acquisition of all North American commercialization rights for its own product RUCONEST® from Bausch. Pharming paid an upfront amount of US$60 million, and committed future payments up to a further US$65 million, based on achievement of certain sales milestones. After this acquisition, Pharming became responsible for selling RUCONEST® directly in the US.
The contingent consideration was fully repaid in the second quarter of 2021.